Accrued expenses	9 Months Ended
Sep. 30, 2022
Accrued expenses
Accrued expenses

8.Accrued expenses

	As of
	September 30,	December 31,
in CHF thousands	2022	2021
Accrued Expenses	10,976	16,736
Total	10,976	16,736

The Company paid CHF 3.7 million in the period for a previous accrual associated with our cost sharing arrangement with Janssen and CHF 2.3 million related to performance-related remuneration for the nine months ended September 30, 2022.